Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,661	€ 8,524	€ 9,307
Current	824	950
Non-current	8,837	7,574
Fair value of borrowings	10,171	9,165
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,292	1,241
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8,369	€ 7,283